CONTRACTS AND COMMITMENTS	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
CONTRACTS AND COMMITMENTS

NOTE 19 – CONTRACTS AND COMMITMENTS

AGREEMENT WITH HAWK ASSOCIATES, INC.

On August 11, 2006, the Company entered into an investor relations consulting agreement with Hawk Associates, Inc., a Florida corporation, to be effective September 1, 2006. According to the agreement, Hawk Associates would provide investor relations consulting services to the Company for a period of six months, after which the agreement would automatically renew monthly until notice is provided by one of the parties to the other. The Company agreed to pay Hawk Associates $4,500 per month for the investor relations consulting services and Hawk Associates would be issued warrants to purchase 250,000 common shares of the Company based on the closing price of $0.015 per share as of September 1, 2006. These warrants were valid until August 30, 2011.

BUSINESS AND FINANCIAL CONSULTING AGREEMENT WITH MAST VENTURES, LLC

Effective April 1, 2008, the Company entered into a business and financial consulting agreement with Mast Ventures, LLC to raise capital for a wholly owned subsidiary, PhiLand Corporation for 5 years. The service includes assistance identifying potential investors, developing an approach in seeking such current financing and investor relations. The Company agreed to pay 5% of the total funds raised by the consultant.

BUSINESS AND FINANCIAL CONSULTING AGREEMENT WITH THINH HUNG INVESTMENT CO.

Effective May 21, 2010 the Company signed an agreement with Thinh Hung Investment Co., Ltd., a Vietnam-based company, to assist Thinh Hung in identifying, locating and, possibly, acquiring various business opportunities for Thinh An Co., Ltd., a subsidiary of Thinh Hung, including but not limited to a reverse merger, a stock swap, or a business combination between Thinh An and a publicly-traded company in the U.S. In exchange for the services rendered, the Company would receive compensation in cash from Thinh Hung and common stock of the combined company. As of September 30, 2011, the Company has completed a stock purchase and investment agreement between Thinh Anh Co., Ltd. and Vietnam Foods Corporation, a Nevada corporation. However, the combined company has not filed a registration statement with the Securities and Exchange Commission to become a reporting company. For the fiscal year end 2010, the Company recognized $26,656 as only revenues from this transaction. The balance of $293,219 was booked as unearned income in the liability portion of the balance sheet.

LAND LEASE AGREEMENT

On July 15, 2011, Philand Vietnam Ltd. a wholly owned subsidiary of Philand Ranch Ltd. signed a land lease agreement with the Authority of Chu Lai Open Economic Zone (“CLOEZA”), Quang Nam Province, Vietnam for the first 23.55 hectares of land as part of the total area that has been approved by the CLOEZA for the Pointe91 luxury resort and residential community project. On the same date, CLOEZA issued a decision to allow Philand Vietnam Ltd. to lease said 23.55 hectares of land. The duration of the lease will be fifty years and will expire in April 2061. Annual lease payment will be VND 4,235 per square meter, equivalent to VND 997,342,500 for 23.55 hectares, for the first five years from April 28, 2011 to April 28, 2016 and will be adjusted for subsequent five-year intervals until expiration.

LAND USE RIGHTS

On August 4, 2011, the People’s Committee of Quang Nam Province issued a Certificate of Land Use Rights to Philand Vietnam Ltd. for the initial 23.55 hectares of land as part of the total area that has been approved by the Authority of Chu Lai Open Economic Zone for the Company’s Pointe91 luxury resort and residential community development project.

AGREEMENT OF PURCHASE AND SALE WITH PT. BINDAKAR

On December 17, 2011, the Company signed an Agreement of Purchase and Sale with PT. Bindakar, an Indonesia corporation, to acquire approximately 2,670 hectares of coal concession in Marga Mulya, Kecamatan Rambah Samo, Kabupaten Rokan Hulu, Propinsi Riau, Indonesia from PT. Bindakar for a total purchase price of twenty five billion Indonesian Rupiahs. According to the agreement, PT. Bindakar will pay all and any liabilities related to the acquired assets and obtain a valid IUP Production License for the coal concession prior to the intended closing date of March 31, 2012. This Agreement may be terminated at any time prior to the closing date: (a) by mutual agreement of PT. Bindakar and the Company; (b) if there is another buyer to the acquired assets who can close the transaction sooner than the Company; (c) if PT Bindakar is unable to obtain the IUP Production License by March 30, 2012, unless both parties agree to extend such date in writing; (d) if there is a material breach by either party of any material representation, warranty, covenant or agreement set forth in the agreement that is not cured, to the reasonable satisfaction of the other party, within ten business days after notice of such breach is given by the informing party; (e) if the transaction contemplated by the Agreement of Purchase and Sale is not consummated by March 31, 2012 unless both parties agree to extend such closing date in writing; and (f) if any injunction or other order of a governmental entity of competent authority prevents the consummation of the transaction contemplated by the agreement. As of March 31, 2012, this Agreement of Purchase and Sale became null and void due to the fact that PT Bindakar was unable to obtain the IUP Production License by the date mentioned above.

AGREEMENT WITH POWERDYNE INDUSTRIES, LLC.

On December 5, 2011, the Company signed Business Cooperation Agreement with Powerdyne Industries, LLC, a California limited liability company, and STN Group, LLC, a California limited liability company, to introduce Powerdyne’s clean coal combustion technologies to potential power plant owners and operators in various geographical areas that are not limited by Powerdyne’s worldwide rights. This Agreement expired one year after the signing date (Note 22: Subsequent Event).

AGREEMENT WITH SAO NAM GROUP

On December 22, 2011, the Company signed an Memorandum of Understanding for Investment in Quang Tri Power Plant, central Vietnam, with Sao Nam Group, a Vietnamese company, to introduce and provide the necessary, legal and other relevant information relating to a financial investor, equipment and technology supply from Powerdyne Industries, LLC, and long-term coal supply for the project from Indonesia, to arrange pertinent organizations and individuals for mutual meetings with Saonam Group to exchange and discuss further details regarding the project, and to coordinate with Saonam Group to conduct a feasibility study of the project for the purpose of establishing one or more power plants in Quang Tri Province.

AGREEMENT WITH HOANG NGOC JOINT STOCK COMPANY

On December 23, 2011, the Company signed a Business Cooperation Agreement with Hoang Ngoc Joint Stock Company, a Vietnamese corporation, to cooperate with Hoang Ngoc Co. in order to obtain the investment license, provide the required technologies, arrange the investment capital for the purpose of establishing and operating one or more coal-fire power plants in An Giang Province, Vietnam. Specifically, PHI shall invest or cause to be invested the required capital in conjunction with and/or via its qualified affiliates and partners (hereinafter referred to as “Principal Investor(s)”) which have long-standing operational history in the area of thermal power; provide or cause to be provided the required technical expertise in conjunction with and/or via its qualified affiliates and partners to establish, operate, and maintain the Power Plants; and grant the Power Plants the first right of refusal on certain coal supplies that will have been owned or controlled by PHI during the lifetime of the Power Plants, subject to terms and conditions to be detailed in subsequent agreement(s).

On March 18, 2012, Indochina Energy Ltd., a new-formed subsidiary of the Company, signed an Investment Agreement with Hoang Ngoc Joint Stock Company to jointly cooperate with Hoang Ngoc Co. in order to obtain the investment license, provide the required technologies, arrange the investment capital for the purpose of establishing and operating one or more coal-fire power plants in An Giang Province, Vietnam, in accordance with the Business Cooperation Agreement dated December 23, 2011 between the Company and Hoang Ngoc Co. This Investment Agreement was subsequently superceded and replaced by the Investment Agreement dated April 5, 2012 whereby PHI Group, Inc. covenants to continue to provide the clean coal technology and long-term coal supply to the power plants pursuant to the afore-mentioned Business Cooperation Agreement dated December 23, 2011.